INTANGIBLE ASSETS, NET (Future Estimated Amortization Expenses) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 1,891
2021	1,858
2022	1,858
2023	1,858
2024 and thereafter	7,016
Total	$ 14,481